UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 390-5565

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2009 (UNAUDITED)

	Shares	Market Value
Common Stocks 98.97%

Apartments (REITs) 15.02%
American Campus Communities, Inc.	33,000	$886,050
Apartment Investment & Management Co., Class A	60,498	892,346
Associated Estates Realty Corp.	130,900	1,259,258
AvalonBay Communities, Inc.	60,000	4,363,800
Camden Property Trust	41,000	1,652,300
Colonial Properties Trust	30,000	291,900
Equity Residential	204,500	6,278,150
Essex Property Trust, Inc.	10,000	795,800
Mid-America Apartment Communities, Inc.	18,500	834,905
UDR, Inc.	340,015	5,351,836
		22,606,345

Diversified (REITs) 12.52%
Digital Realty Trust, Inc.	61,000	2,788,310
DuPont Fabros Technology, Inc.*	90,000	1,199,700
Lexington Realty Trust	440,411	2,246,096
Liberty Property Trust	85,000	2,765,050
Vornado Realty Trust	125,270	8,068,641
Washington Real Estate Investment Trust	61,910	1,783,008
		18,850,805

Health Care (REITs) 11.15%
HCP, Inc.	190,000	5,460,600
Health Care REIT, Inc.	79,300	3,300,466
Healthcare Realty Trust, Inc.	84,994	1,795,923
National Health Investors, Inc.	50,200	1,588,830
Senior Housing Properties Trust	25,700	491,127
Ventas, Inc.	107,700	4,146,450
		16,783,396

Hotels (REITs) 9.53%
Ashford Hospitality Trust, Inc.*	647,044	2,238,772
DiamondRock Hospitality Co.*	80,000	648,000
FelCor Lodging Trust, Inc.	925,000	4,190,250
Host Hotels & Resorts, Inc.	448,100	5,274,137
LaSalle Hotel Properties	72,500	1,425,350
Sunstone Hotel Investors, Inc.*	80,000	568,000
		14,344,509

Industrial (REITs) 5.05%
AMB Property Corp.	130,000	2,983,500
First Industrial Realty Trust, Inc.	61,284	321,741
ProLogis	360,000	4,291,200
		7,596,441

See accompanying notes to Schedules of Investments.

REAL ESTATE INCOME AND GROWTH FUND  |  1

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Shares	Market Value
Mortgage (REITs) 1.20%
Annaly Capital Management, Inc.	100,000	$1,814,000

Net Lease (REITs) 2.49%
National Retail Properties, Inc.	110,000	2,361,700
Realty Income Corp.	54,000	1,385,100
		3,746,800

Office Space (REITs) 16.44%
Alexandria Real Estate Equities, Inc.	36,000	1,956,600
BioMed Realty Trust, Inc.	90,262	1,245,616
Boston Properties, Inc.	112,933	7,402,758
Brandywine Realty Trust	110,000	1,214,400
Highwoods Properties, Inc.	57,880	1,820,326
Mack-Cali Realty Corp.	177,090	5,725,320
SL Green Realty Corp.	122,864	5,387,586
		24,752,606

Regional Malls (REITs) 10.59%
CBL & Associates Properties, Inc.	93,000	902,100
Glimcher Realty Trust	254,002	932,187
Macerich Co. (The)	81,497	2,471,804
Pennsylvania Real Estate Investment Trust	40,000	304,400
Simon Property Group, Inc.	125,216	8,693,747
Taubman Centers, Inc.	73,000	2,633,840
		15,938,078

Shopping Centers (REITs) 10.57%
Acadia Realty Trust	31,156	469,521
Developers Diversified Realty Corp.	110,370	1,019,819
Equity One, Inc.	156,500	2,452,355
Federal Realty Investment Trust	42,272	2,594,233
Kimco Realty Corp.	286,478	3,735,673
Regency Centers Corp.	40,000	1,482,000
Tanger Factory Outlet Centers, Inc.	25,429	949,519
Weingarten Realty Investors	160,900	3,205,128
		15,908,248

Storage (REITs) 4.41%
Public Storage	61,801	4,649,907
Sovran Self Storage, Inc.	65,400	1,990,122
		6,640,029

Total Investments — 98.97%
(Cost $192,960,445)		148,981,257
Cash and Other Assets Net of Liabilities — 1.03%		1,545,394
NET ASSETS — 100.00%		$150,526,651

2  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

REITs - Real Estate Investment Trusts

*	Non-income producing security.

REAL ESTATE INCOME AND GROWTH FUND  |  3

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2009 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.80%

Consumer Discretionary 7.23%
Amazon.com, Inc.*	2,948	$275,225
American Eagle Outfitters, Inc.	10,000	168,600
Bed Bath & Beyond, Inc.*	2,469	92,686
Best Buy Co., Inc.	5,003	187,713
Home Depot, Inc. (The)	19,404	516,923
Marriott International, Inc., Class A	2,114	58,325
McDonald’s Corp.	8,980	512,489
Newell Rubbermaid, Inc.	15,431	242,112
NIKE, Inc., Class B	2,150	139,105
Ross Stores, Inc.	1,300	62,101
Royal Caribbean Cruises, Ltd.*	13,900	334,712
Sherwin-Williams Co. (The)	1,750	105,280
Target Corp.	8,470	395,380
TJX Cos., Inc.	3,100	115,165
Walt Disney Co. (The)	13,500	370,710
Wyndham Worldwide Corp.	4,000	65,280
Yum! Brands, Inc.	3,173	107,120
		3,748,926

Consumer Staples 12.01%
Altria Group, Inc.	25,700	457,717
Avon Products, Inc.	2,300	78,108
Coca-Cola Co. (The)	5,700	306,090
Diageo plc, ADR	10,200	627,198
Energizer Holdings, Inc.*	1,480	98,183
Kimberly-Clark Corp.	3,115	183,723
Molson Coors Brewing Co., Class B	15,180	738,963
PepsiCo, Inc.	6,000	351,960
Philip Morris International, Inc.	39,349	1,917,870
Procter & Gamble Co. (The)	17,000	984,640
Wal-Mart Stores, Inc.	9,924	487,169
		6,231,621

Energy 10.69%
Apache Corp.	2,500	229,575
Chevron Corp.	10,000	704,300
ConocoPhillips	15,800	713,528
Devon Energy Corp.	5,000	336,650
Energy Transfer Partners L.P.	16,470	700,798
Exxon Mobil Corp.	11,800	809,598
Marathon Oil Corp.	11,010	351,219
Noble Corp.	18,000	683,280
Schlumberger, Ltd.	10,575	630,270
Transocean, Ltd.*	4,550	389,162
		5,548,380

Financials 15.07%
American Express Co.	15,500	525,450

See accompanying notes to Schedules of Investments.

4  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
Bank of America Corp.	55,270	$935,168
Goldman Sachs Group, Inc. (The)	3,265	601,903
Host Hotels & Resorts, Inc. REIT	59,391	699,032
JPMorgan Chase & Co.	29,797	1,305,705
Knight Capital Group, Inc., Class A*	10,425	226,744
Loews Corp.	4,379	149,981
MetLife, Inc.	9,675	368,327
Morgan Stanley	12,732	393,164
NYSE Euronext	6,280	181,429
PNC Financial Services Group, Inc.	3,449	167,587
Principal Financial Group, Inc.	11,200	306,768
Simon Property Group, Inc. REIT	9,980	692,911
Travelers Cos., Inc. (The)	4,850	238,766
Wells Fargo & Co.	30,386	856,277
XL Capital, Ltd.	9,600	167,616
		7,816,828

Health Care 13.91%
Abbott Laboratories	12,225	604,771
Alcon, Inc.	1,330	184,431
Allergan, Inc.	1,280	72,653
Amgen, Inc.*	8,940	538,456
Celgene Corp*	2,750	153,725
Covidien plc	6,000	259,560
Express Scripts, Inc.*	2,400	186,192
Gilead Sciences, Inc.*	5,900	274,822
Johnson & Johnson	12,710	773,912
Medco Health Solutions, Inc.*	22,464	1,242,484
Merck & Co., Inc.	11,000	347,930
Mylan, Inc.*	8,615	137,926
Pfizer, Inc.	31,480	520,994
Quest Diagnostics, Inc.	9,375	489,281
Teva Pharmaceutical Industries, Ltd., ADR	1,500	75,840
Thermo Fisher Scientific, Inc.*	6,820	297,829
Wyeth	21,781	1,058,121
		7,218,927

Industrials 9.31%
3M Co.	15,350	1,132,830
Boeing Co.	3,330	180,320
Caterpillar, Inc.	14,200	728,886
CSX Corp.	11,050	462,553
Delta Air Lines, Inc.*	17,300	155,008
Foster Wheeler AG*	13,650	435,571
General Electric Co.	55,281	907,714
Tyco International, Ltd.	18,300	630,984
United Parcel Service, Inc., Class B	3,526	199,113
		4,832,979

LARGE CAP VALUE FUND  |  5

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Shares	Market Value
Information Technology 18.09%
Apple, Inc.*	5,250	$973,193
Applied Materials, Inc.	20,926	280,408
Cisco Systems, Inc.*	65,900	1,551,286
EMC Corp.*	86,800	1,479,072
Hewlett-Packard Co.	15,000	708,150
Intel Corp.	27,197	532,245
International Business Machines Corp.	8,058	963,817
Microsoft Corp.	41,350	1,070,552
QUALCOMM, Inc.	15,778	709,695
Texas Instruments, Inc.	47,125	1,116,391
		9,384,809

Materials 4.11%
Alcoa, Inc.	11,287	148,085
Du Pont (E.I.) de Nemours & Co.	20,000	642,800
Monsanto Co.	2,150	166,410
Nucor Corp.	18,750	881,438
Packaging Corp. of America	14,280	291,312
		2,130,045

Telecommunication Services 2.31%
AT&T, Inc.	15,650	422,706
Verizon Communications, Inc.	25,580	774,307
		1,197,013

Utilities 5.07%
Ameren Corp.	10,000	252,800
American Electric Power Co., Inc.	24,000	743,760
Consolidated Edison, Inc.	18,700	765,578
Duke Energy Corp.	25,420	400,111
Progress Energy, Inc.	12,000	468,720
		2,630,969
Total Investments — 97.80%
(Cost $49,100,255)		50,740,497
Cash and Other Assets Net of Liabilities — 2.20%		1,139,991
NET ASSETS — 100.00%		$51,880,488

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

6  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS   |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 97.69%

Alaska 1.09%
Alaska Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series C, Callable 12/01/18 @ 100, 5.35%, 12/01/39	$250,000	$255,923
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100 (OID), 5.00%, 06/01/32	500,000	399,135
		655,058

Arizona 0.98%
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	750,000	587,820

California 7.24%
California Health Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/14 @ 100 (OID), 6.00%, 07/01/34	1,000,000	1,037,370
City of Compton, Water & Utility Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 6.00%, 08/01/39	250,000	262,853
City of Turlock, Hospital Improvements Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	219,073
City of Turlock, Hospital Improvements Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	220,852
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100, (OID) (XLCA), 5.00%, 09/01/37	500,000	417,135
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	550,100
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100 (OID), 6.00%, 04/01/38	100,000	109,779
State of California, Refunding Notes, General Obligation Unlimited, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	503,765
State of California, Refunding Notes, General Obligation Unlimited, Callable 08/01/18 @ 100 (OID), 5.00%, 08/01/34	500,000	502,800

See accompanying notes to Schedules of Investments.

HIGH YIELD TAX FREE BOND FUND  |  7

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
California (cont.)
University of California, University & College Improvements Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	$500,000	$506,545
		4,330,272

Colorado 1.77%
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102 (OID), 7.25%, 12/01/28	250,000	282,610
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102 (OID), 7.63%, 12/01/40	250,000	285,567
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	500,000	493,675
		1,061,852

Connecticut 0.81%
Connecticut State Development Authority, Refunding Revenue Bonds, Series A, Callable 05/01/17 @ 100, (LOC Citibank) (OID), 4.75%, 05/01/42	250,000	220,778
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	261,322
		482,100

District of Columbia 0.87%
District of Columbia, Hospital Improvements Revenue Bonds, Series 2, Callable 07/15/18 @ 101, (FSA), 5.45%, 07/15/35	500,000	522,705

Florida 4.33%
City of Jacksonville, Public Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/34	200,000	200,314
City of Miami, Public Improvements Revenue Bonds, Callable 01/01/18 @ 100, (NATL-RE) (OID), 5.00%, 01/01/37	500,000	514,935
County of Miami-Dade, Hospital Improvements Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 06/01/39	100,000	107,026
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B1, Callable 07/01/18 @ 100 (OID), 5.63%, 07/01/38	250,000	268,808

8  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Florida (cont.)
County of Miami-Dade, Recreational Facility Improvements Revenue Bonds, Series C, Callable 10/01/19 @ 100, (Assured Guaranty) (OID), 5.38%, 10/01/28	$250,000	$267,235
Florida Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 5.00%, 07/01/39	125,000	125,891
Florida State Board of Education, School Improvements Revenue Bonds, Series A, Callable 07/01/18 @101 (OID), 5.25%, 07/01/24	380,000	411,263
Halifax Hospital Medical Center, Refunding Revenue Bonds, Series B2, Callable 06/01/18 @ 100, (FSA) (OID), 5.38%, 06/01/31	250,000	257,922
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	176,972
Miami-Dade County Educational Facilities Authority, University & College Improvements Revenue Bonds, Series A, Callable 04/01/16 @ 100 (OID), 5.50%, 04/01/38	250,000	257,830
		2,588,196

Georgia 0.40%
Coffee County Hospital Authority, Refunding Revenue Bonds, Series PJ, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	237,368

Illinois 2.71%
City of Markham, Public Improvements, General Obligation Unlimited, Series A, Callable 02/01/18 @ 100, 6.00%, 02/01/25	360,000	358,538
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	250,000	248,580
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 08/15/19 @ 100 (OID), 7.00%, 08/15/44	250,000	271,483
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	257,300
Illinois Finance Authority, Refunding Revenue Bonds, Callable 08/15/18 @ 100 (OID), 5.50%, 08/15/30	500,000	488,445
		1,624,346

Indiana 1.44%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	105,025

HIGH YIELD TAX FREE BOND FUND  |  9

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Indiana (cont.)
Indiana Health & Educational Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 03/01/17 @ 100, 5.50%, 03/01/37	$750,000	$754,080
		859,105

Iowa 0.54%
Iowa Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/19 @ 100, (Assured Guaranty) (OID), 5.38%, 08/15/29	300,000	324,678

Kentucky 1.41%
Kentucky Economic Development Finance Authority, Recreational Facility Improvements Revenue Bonds, Series A1, Callable 06/01/18 @ 100, (Assured Guaranty) (OID), 6.00%, 12/01/38	750,000	845,910

Louisiana 4.46%
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/29	250,000	265,697
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	2,500,000	2,401,675
		2,667,372

Maryland 0.25%
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	150,000	151,576

Massachusetts 0.34%
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	100,985
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	101,723
		202,708

Michigan 3.71%
Cesar Chavez Academy, Inc., School Improvements Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	158,965
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	178,867

10  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Michigan (cont.)
Kent Hospital Finance Authority, Refunding Revenue Bonds, Series A, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/30	$500,000	$384,635
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	398,290
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/48	1,050,000	863,205
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	250,000	235,340
		2,219,302

Missouri 0.86%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.88%, 10/01/36	250,000	265,862
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Ginnie Mae) (Fannie Mae), 4.70%, 03/01/35	250,000	250,383
		516,245

Nevada 0.09%
City of Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	51,346

New Hampshire 0.40%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	238,735

New Jersey 5.69%
Jersey City Municipal Utilities Authority, Refunding Revenue Bonds, (NATL-RE) (FGIC) (OID), 3.50%, 01/01/15	250,000	243,902
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/10 @ 100, 5.63%, 06/15/19	500,000	501,555
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 01/01/14 @ 100 (Assured Guaranty) (OID), 5.38%, 07/01/29	500,000	518,630

HIGH YIELD TAX FREE BOND FUND   |  11

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.75%, 10/01/31	$500,000	$543,130
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	100,000	101,979
Newark Housing Authority, Public Improvements Revenue Bonds, Callable 12/01/19 @ 100 (Assured Guaranty), 6.75%, 12/01/38	750,000	855,390
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	850,000	643,204
		3,407,790

New Mexico 0.85%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	250,000	256,287
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/39	250,000	253,080
		509,367

New York 15.36%
Long Island Power Authority, Refunding Revenue Bonds, Series A, Callable 04/01/19 @ 100 (OID), 5.75%, 04/01/39	250,000	280,692
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	250,000	260,512
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series E, Callable 11/15/12 @ 100, (BHAC-CR) (OID), 5.25%, 11/15/31	500,000	528,285
New York City Housing Development Corp., Revenue Bonds, Series A, Callable 09/15/19 @ 100 (Fannie Mae), 4.50%, 09/15/25	200,000	202,606
New York City Housing Development Corp., Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	99,478
New York City Housing Development Corp., Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	251,323
New York City Housing Development Corp., Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	250,752

12  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 6.50%, 01/01/46	$650,000	$733,694
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/31	145,000	145,245
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (NATL-RE), 5.00%, 03/01/36	250,000	244,962
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/46	1,500,000	1,446,390
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	89,925
New York City Transitional Finance Authority, School Improvements Revenue Bonds, Series S-3, Callable 01/15/19 @ 100 (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	276,410
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Callable 11/02/09 @ 101 (AMBAC) (FHA), 5.15%, 08/01/38	250,000	251,275
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	650,000	675,292
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	519,585
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100 (OID), 5.50%, 05/01/37	250,000	258,445
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	750,000	747,848
New York State Dormitory Authority, Refunding Revenue Bonds, Callable 08/15/15 @ 100 (FHA), 4.90%, 08/15/31	500,000	511,210
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	789,668
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	206,712

HIGH YIELD TAX FREE BOND FUND  |  13

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
New York (cont.)
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	151,438
Tobacco Settlement Financing Corp., Housing Revenue Bonds, Series B-1C, Callable 06/01/13 @ 100, 5.50%, 06/01/19	250,000	268,605
		9,190,352

North Carolina 0.54%
Charlotte-Mecklenburg Hospital Authority, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100 (OID), 5.25%, 01/15/34	100,000	105,864
North Carolina Turnpike Authority, Highway Improvements Revenue Bonds, Series A, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 01/01/39	200,000	214,800
		320,664

North Dakota 2.35%
City of Grand Forks, Hospital Improvements Revenue Bonds, Callable 11/02/09 @ 100 (NATL-RE) (OID), 5.63%, 08/15/27	1,500,000	1,407,510

Ohio 9.17%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	5,350,000	4,771,451
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/47	550,000	446,848
Ohio St Higher Educational Facility Commission, Hospital Improvements Revenue Bonds, Series A, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	267,775
		5,486,074

Oregon 0.92%
Oregon Health & Science University, Cash Flow Management Revenue Bonds, Series A, Callable 07/01/19 @ 100, 5.88%, 07/01/33	500,000	550,790

Pennsylvania 2.28%
City of Philadelphia, Public Improvements, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (Assured Guaranty) (OID), 7.13%, 07/15/38	750,000	894,758

14  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Pennsylvania (cont.)
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	$100,000	$96,345
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.38%, 04/01/29	250,000	266,192
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.50%, 04/01/39	100,000	106,177
		1,363,472

Puerto Rico 11.76%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	359,863
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	499,960
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100 (CIFG-TCRS), 5.00%, 07/01/29	200,000	198,992
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	252,095
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	244,243
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	257,032
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	541,910
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	250,000	251,740
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101 (FSA), 5.00%, 07/01/31	200,000	210,536

HIGH YIELD TAX FREE BOND FUND  |  15

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Puerto Rico (cont.)
Puerto Rico Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/44	$355,000	$368,898
Puerto Rico Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, (Assured Guaranty) (OID), 5.13%, 07/01/47	500,000	510,375
Puerto Rico Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	125,000	130,424
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series RR, Callable 07/01/15 @ 100, (FSA), 5.00%, 07/01/20	500,000	534,105
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series TT, Callable 07/01/17 @ 100, 5.00%, 07/01/37	250,000	249,608
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (FSA) (OID), 5.00%, 07/01/32	250,000	252,658
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	210,000	220,361
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	632,087
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	125,000	136,456
Puerto Rico Public Buildings Authority, Revenue Bonds, Series P, Callable 06/01/14 @ 100 (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	275,638
Puerto Rico Public Buildings Authority, Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	350,000	380,558
Puerto Rico Public Buildings Authority, Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	257,678
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/37	250,000	270,035
		7,035,252

16  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Rhode Island 0.89%
Rhode Island Student Loan Authority, Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	$500,000	$531,170

South Carolina 0.51%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100 (OID), 5.75%, 08/01/36	250,000	253,725
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/39	50,000	51,087
		304,812

Texas 6.77%
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	258,472
North Texas Tollway Authority, Refunding Revenue Bonds, Series A, Callable 01/01/19 @ 100 (OID), 6.25%, 01/01/39	250,000	278,948
North Texas Tollway Authority, Refunding Revenue Bonds, Series B, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/40	200,000	214,192
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,341,063
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/33	550,000	585,937
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, (Assured Guaranty) (OID), 4.50%, 09/01/19	100,000	102,407
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 09/01/30	500,000	510,875
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/19 @ 100, (Assured Guaranty) (OID), 5.13%, 09/01/25	100,000	103,171
Texas State Public Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	656,721
		4,051,786

HIGH YIELD TAX FREE BOND FUND  |  17

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Washington 1.30%
Grays Harbor County Public Utility District No. 1, Electric Light & Power Improvements Revenue Bonds, Callable 01/01/17 @ 100, (NATL-RE) (FGIC), 5.00%, 07/01/24	$250,000	$262,995
Washington Health Care Facilities Authority, Hospital Improvements Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.63%, 10/01/38	500,000	517,210
		780,205

West Virginia 0.61%
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	260,298
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	100,000	103,174
		363,472

Wisconsin 4.63%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	350,000	355,211
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	92,066
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	2,075,000	1,870,343
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	452,700
		2,770,320

Wyoming 0.36%
County of Campbell, Resource Recovery Improvements Revenue Bonds, Series A, Callable 07/15/19 @ 100, 5.75%, 07/15/39	200,000	214,834

Total Investments — 97.69%
(Cost $54,185,935)		$58,454,564
Cash and Other Assets Net of Liabilities — 2.31%		1,382,637

NET ASSETS — 100.00%		$59,837,201

ACA - Insured by ACA Financial Guaranty Corp.

AMBAC - Insured by AMBAC Indemnity Corp.

18  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG - Insured by CDC IXIS Financial Guaranty.

FGIC - Insured by Financial Guaranty Insurance Corp.

FHA - Insured by Federal Housing Administration.

FSA - Financial Security Assurance

LOC - Letter of Credit

MBIA - Insured by MBIA.

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

TCRS - Transferable Custodial Receipts.

XLCA - Insured by XL Capital Assurance.

HIGH YIELD TAX FREE BOND FUND  |  19

SCHEDULE OF INVESTMENTS  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 2.90%
Banc of America Mortgage Securities, Inc., 5.50%, 08/25/33	$200,000	$149,864
Citicorp Mortgage Securities, Inc., 5.00%, 02/25/35	329,000	221,412
Citicorp Mortgage Securities, Inc., 6.00%, 04/25/36	100,000	66,726
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	51,296
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	77,396
Mastr Asset Securitization Trust, 5.50%, 10/25/33	159,000	159,616
Wamu Mortgage Pass Through Certificates, 5.50%, 11/25/33	94,000	86,590
Wamu Mortgage Pass Through Certificates, 5.50%, 11/25/33	111,000	93,101
Total Collateralized Mortgage Obligations (Cost $ 822,947)		906,001
Municipal Bonds 77.50%

California 6.39%
City of Stockton, Refunding Revenue Bonds, Series B, Callable 09/01/17 @ 100 (FSA), 5.80%, 09/01/37	80,000	71,711
City of Tulare, Sewer Improvements Revenue Bonds, Callable 11/15/19 @ 100 (FSA) (OID), 8.75%, 11/15/44	1,000,000	1,014,550
County of San Bernardino, Refunding Revenue Bonds (FSA), 6.02%, 08/01/23	200,000	202,954
Oakland Redevelopment Agency, Economic Improvements Tax Allocation Bonds, Series T, (OID), 8.50%, 09/01/20	500,000	501,940
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	204,596
		1,995,751

Connecticut 1.65%
City of Waterbury, Pension Funding, General Obligation Unlimited, 7.09%, 12/01/38	500,000	516,220

District of Columbia 1.71%
Washington Metropolitan Area Transit Authority, Transit Improvements Revenue Bonds, Series B, Callable 07/01/19 @ 100 (OID), 7.00%, 07/01/34	500,000	534,450

Florida 11.11%
City of Miami, Refunding Revenue Bonds (OID), 6.75%, 12/01/18	1,000,000	1,026,570
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	476,304
City of Orlando, Refunding Revenue Bonds, Series C, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	253,423

See accompanying notes to Schedules of Investments.

20  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Florida (cont.)
City of Orlando, Refunding Revenue Bonds, Series C, Callable 10/01/19 @ 100, 7.10%, 10/01/39	$415,000	$424,972
County of Miami-Dade, Recreational Facilities Improvements Revenue Bonds, Series D (Assured Guaranty), 7.08%, 10/01/29	250,000	257,945
County of Miami-Dade, Transit Improvements Revenue Bonds, Series B, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,030,560
		3,469,774

Illinois 1.26%
Chicago Transit Authority, Pension Funding Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	392,210

Kentucky 0.83%
Princeton Electric Plant Board, Electric Light & Power Improvements Revenue Bonds, Series B, Callable 11/01/19 @ 100, (Assured Guaranty) (OID), 7.00%, 11/01/42	250,000	258,370

Massachusetts 0.85%
City of Worcester, Pension Funding, General Obligation Limited, (FSA) (OID), 6.25%, 01/01/28	250,000	265,133

Michigan 10.56%
County of Oakland, Pension Funding Certificate of Participation, Callable 04/01/14 @ 100 (OID), 6.25%, 04/01/26	1,000,000	1,028,270
Eastern Michigan University, University & College Improvements Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	256,982
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A (OID), 7.31%, 06/01/34	1,980,000	1,585,406
Milan Area Schools, School Improvements, General Obligation Unlimited, Callable 05/01/19 @ 100 (Q-SBLF) (OID), 7.10%, 05/01/34	400,000	426,564
		3,297,222

Mississippi 1.70%
Mississippi Development Bank Special Obligation, Highway Improvements Revenue Bonds, Series B, 6.59%, 01/01/35	500,000	529,970

INCOME FUND  |  21

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Missouri 3.33%
Missouri Joint Municipal Electric Utility Commission, Electric Light & Power Improvements Revenue Bonds, 7.73%, 01/01/39	$975,000	$1,039,467

Nevada 1.73%
County of Clark, Public Improvements, General Obligation Limited, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	500,000	540,030

New Jersey 5.56%
Hoboken Municipal Hospital Authority, Refunding Revenue Bonds (FSA) (OID), 7.62%, 01/01/29	500,000	532,155
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2, (XLCA), 6.31%, 07/01/26	750,000	674,625
South Jersey Transportation Authority, Highway Improvements Revenue Bonds, Series A (OID), 7.00%, 11/01/38	500,000	529,655
		1,736,435

New York 8.13%
Metropolitan Transportation Authority, Transit Improvements Revenue Bonds, 7.34%, 11/15/39	425,000	526,022
New York City Housing Development Corp., Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,000,000	2,011,220
		2,537,242

Ohio 0.83%
State of Ohio, Public Improvements Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	258,333

Pennsylvania 4.28%
Mount Union Area School District, School Improvements, General Obligation Limited, Callable 08/01/19 @ 100, (State Aid Withholding) (OID), 6.88%, 02/01/36	1,000,000	1,034,120
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (FSA), 6.61%, 09/01/24	300,000	302,211
		1,336,331

Texas 4.80%
City of Houston, Refunding Notes, General Obligation Unlimited, Series B, Callable 03/01/19 @ 100, 6.09%, 03/01/29	250,000	257,337
County of Bexar, General Obligation Limited, Series C, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	523,520

22  |  SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Texas (cont.)
County of Galveston, General Obligation Unlimited, Series A, Callable 02/01/19 @ 100, 6.21%, 02/01/29	$700,000	$716,079
		1,496,936

Utah 1.73%
Central Weber Sewer Improvement District, Sewer Improvements Revenue Bonds, Series B, Callable 03/01/19 @ 100, (Assured Guaranty) (OID), 6.38%, 03/01/34	500,000	539,160

Virginia 10.00%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/12 @ 100 (OID), 6.71%, 06/01/46	4,365,000	3,123,245

West Virginia 1.05%
Tobacco Settlement Finance Authority of West Virginia, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	415,000	328,809

Total Municipal Bonds (Cost $22,635,451)		24,195,088

Corporate Bonds 6.72%
Alcoa, Inc., 5.55%, 02/01/17	250,000	243,045
Alcoa, Inc., 6.75%, 07/15/18	500,000	502,064
General Electric Capital Corp., 6.15%, 08/07/37	150,000	142,806
International Paper Co., 9.38%, 05/15/19	500,000	586,410
Liberty Property L.P., 6.63%, 10/01/17	355,000	330,037
Simon Property Group L.P. REIT, 10.35%, 04/01/19	150,000	186,967
UDR, Inc., 5.25%, 01/15/15	110,000	106,030
Total Corporate Bonds (Cost $ 1,757,134)		2,097,359

	Shares	Market Value
Preferred Stocks 12.95%

Financials 12.95%
Equity Residential REIT	6,200	$129,828
Kimco Realty Corp. REIT	8,900	216,715
Kimco Realty Corp. REIT	12,000	254,760
Public Storage REIT	5,000	113,850
Public Storage REIT	10,000	229,900
Public Storage REIT	5,825	126,810
Regency Centers Corp. REIT	40,200	912,540
Regency Centers Corp. REIT	6,496	144,211
Regency Centers Corp. REIT	15,000	309,750

INCOME FUND  |  23

SCHEDULE OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
Vornado Realty Trust REIT	2,371	56,312
Vornado Realty Trust REIT	14,300	301,015
Vornado Realty Trust REIT	55,000	1,159,950
Vornado Realty Trust REIT	4,000	85,000
Total Preferred Stocks (Cost $ 3,504,276)		4,040,641
Total Investments — 100.07%
(Cost $28,719,808)		31,239,089
Cash and Liabilities Net of Other Assets — (0.07)%		(20,383)

NET ASSETS — 100.00%		$31,218,706

FSA - Financial Security Assurance

OID - Original Issue Discount

Q-SBLF - Qualified School Bond Loan Fund

REIT - Real Estate Investment Trust

XLCA - Insured by XL Capital Assurance

24  |  SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS  |  SEPTEMBER 30, 2009 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund and Spirit of America Income Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Securities for which the primary market is the NASDAQ will be valued at the NASDAQ official closing price. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board. There were no securities, however, fair valued during the three-month period ending September 30, 2009.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2009 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund
Level 1 - Quoted Prices	$148,981,257	$50,740,497	$—	$4,040,641
Level 2 - Other Significant Observable Inputs	—	—	58,454,564	27,198,448
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total Market Value of Investments	$148,981,257	$50,740,497	$58,454,564	$31,239,089

C. Option Contracts: An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the

SPIRIT OF AMERICA INVESTMENT FUND, INC.  |  25

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS (CONT.)  |  SEPTEMBER 30, 2009 (UNAUDITED)

premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Tax Disclosure: No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2009.

The cost, unrealized appreciation and depreciation, which are book figures that approximate federal income tax basis at September 30, 2009 for each Fund are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Estate Income and Growth Fund	$192,960,445	$14,279,215	$(58,258,403)	$(43,979,188)
Large Cap Value Fund	49,100,255	6,076,878	(4,436,636)	1,640,242
High Yield Tax Free Bond Fund	54,185,935	4,840,954	(572,325)	4,268,629
Income Fund	28,719,808	2,535,840	(16,559)	2,519,281

At December 31, 2008, the Large Cap Value Fund and the High Yield Bond Fund had net capital loss carryforwards for federal income tax purposes of $2,591,937 and $121,045, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2008 for Real Estate Growth and Income Fund, Large Cap Value Fund and High Yield Bond Fund were $17,015,653, $1,402,443 and $62,241, respectively.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

26  |  SPIRIT OF AMERICA

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date         10/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date         10/27/09

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer (principal financial officer)

Date         10/27/09

*	Print the name and title of each signing officer under his or her signature.